Earnings Per Share - Summary of Reconciliation from Basic to Diluted Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Price per ordinary shares (in GBP pence per share)	£ 0.25
Basic earnings/(loss) per share (ordinary shares of 25p each), Earnings	£ 7,677	£ 3,026	£ (14,412)
Diluted earnings/(loss) per share, Earnings	£ 7,677	£ 3,026	£ (14,412)
Basic earnings/(loss) per share (ordinary shares of 25p each), Weighted average number of shares (in shares)	2,187	2,214	2,229
Share options, Weighted average number of shares (in shares)	12	11	0
Diluted earnings/(loss) per share, Weighted average number of shares (in shares)	2,199	2,225	2,229
Basic earnings/(loss) per share (in GBP per share)	£ 3.510	£ 1.367	£ (6.466)
Share options (in GBP pence per share)	(0.019)	(0.007)	0
Diluted earnings/(loss) per share (in GBP per share)	£ 3.491	£ 1.360	£ (6.466)
Share options
Earnings per share [line items]
Number of shares that are antidilutive in period presented (in shares)		8